Nicholas Crypto Income ETF
Consolidated Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 49.7%		Shares	Value
Commercial Services - 4.3%
Block, Inc. - Class A (a)(b)		14,994	$ 1,158,436

Diversified Financial Services - 14.7%
BitMine Immersion Technologies, Inc. (a)(b)		10,360	358,871
Circle Internet Group, Inc. (a)(b)		3,443	631,859
Coinbase Global, Inc. - Class A (a)(b)		3,809	1,438,888
Galaxy Digital, Inc. - Class A (a)(b)		53,217	1,512,161
			3,941,779
Internet - 5.0%
Robinhood Markets, Inc. - Class A (a)(b)		12,879	1,327,181

Investment Companies - 13.3%
Hut 8 Corp. (a)(b)		54,474	1,156,483
MARA Holdings, Inc. (a)(b)		64,880	1,043,270
Riot Platforms, Inc. (a)(b)		101,060	1,355,215
			3,554,968
Semiconductors - 8.6%
NVIDIA Corp. (b)		6,692	1,190,306
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)		4,562	1,102,271
			2,292,577
Software - 3.8%
MicroStrategy, Inc. - Class A (a)(b)		2,547	1,023,537
TOTAL COMMON STOCKS (Cost $13,135,617)			13,298,478

EXCHANGE TRADED FUNDS - 18.1%
Fidelity Wise Origin Bitcoin Fund (a)(b)(c)(g)		55	5,601
iShares Ethereum Trust ETF (a)(b)(c)(g)		12	339
VanEck Bitcoin ETF/US (a)(b)(g)		145,986	4,823,378
TOTAL EXCHANGE TRADED FUNDS (Cost $4,775,904)			4,829,318

PURCHASED OPTIONS - 14.5%(a)(d)(e)	Notional Amount	Contracts
Call Options - 13.2%			$–
Fidelity Wise Origin Bitcoin Fund		–	$–
Expiration: 08/01/2025; Exercise Price: $50.00	$ 407,360	40	211,000
Expiration: 08/01/2025; Exercise Price: $108.00	4,786,480	470	1,175
Expiration: 08/08/2025; Exercise Price: $50.00	4,379,120	430	2,283,300
iShares Ethereum Trust ETF		–	$–
Expiration: 08/08/2025; Exercise Price: $20.00	3,135,143	1,109	923,242
Expiration: 08/08/2025; Exercise Price: $32.00	3,135,143	1,109	19,408
MBTX, Expiration: 08/15/2025; Exercise Price: $310.00	4,446,498	161	94,185
Total Call Options			3,532,310

Put Options - 1.3%			$–
BitMine Immersion Technologies, Inc., Expiration: 08/15/2025; Exercise Price: $35.00	356,792	103	42,230
Block, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $76.00	958,024	124	3,720
Expiration: 08/08/2025; Exercise Price: $75.00	193,150	25	7,387
Circle Internet Group, Inc., Expiration: 08/08/2025; Exercise Price: $180.00	623,968	34	18,530
Coinbase Global, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $380.00	1,019,952	27	35,842
Expiration: 08/08/2025; Exercise Price: $357.50	415,536	11	8,525
Galaxy Digital, Inc.		–	$–
Expiration: 08/08/2025; Exercise Price: $26.50	804,145	283	31,130
Expiration: 08/08/2025; Exercise Price: $29.50	707,534	249	68,475
Hut 8 Corp.		–	$–
Expiration: 08/01/2025; Exercise Price: $19.50	125,257	59	384
Expiration: 08/08/2025; Exercise Price: $18.50	1,029,655	485	13,095
MARA Holdings, Inc.		–	$–
Expiration: 08/08/2025; Exercise Price: $16.00	509,736	317	18,228
Expiration: 08/08/2025; Exercise Price: $15.50	532,248	331	12,082

MicroStrategy, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $405.00	522,418	13	12,447
Expiration: 08/01/2025; Exercise Price: $392.50	200,930	5	2,300
Expiration: 08/01/2025; Exercise Price: $387.50	281,302	7	2,275
NVIDIA Corp.		–	$–
Expiration: 08/01/2025; Exercise Price: $165.00	1,031,646	58	493
Expiration: 08/08/2025; Exercise Price: $172.50	142,296	8	1,452
Riot Platforms, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $13.00	1,033,911	771	28,913
Expiration: 08/01/2025; Exercise Price: $14.50	147,510	110	14,795
Expiration: 08/08/2025; Exercise Price: $12.50	172,989	129	5,160
Robinhood Markets, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $98.00	226,710	22	935
Expiration: 08/08/2025; Exercise Price: $99.00	1,092,330	106	20,299
Taiwan Semiconductor Manufacturing Co. Ltd.		–	$–
Expiration: 08/01/2025; Exercise Price: $227.50	362,430	15	75
Expiration: 08/08/2025; Exercise Price: $232.50	724,860	30	4,935
Total Put Options			353,707
TOTAL PURCHASED OPTIONS (Cost $4,011,619)			3,886,017

SHORT-TERM INVESTMENTS - 20.1%		Shares
Money Market Funds - 20.1%
First American Government Obligations Fund - Class X, 4.23%(b)(f)(g)		5,378,827	5,378,827
TOTAL SHORT-TERM INVESTMENTS (Cost $5,378,827)			5,378,827

TOTAL INVESTMENTS - 102.4% (Cost $27,301,967)			27,392,640
Liabilities in Excess of Other Assets - (2.4)%			(630,944)
TOTAL NET ASSETS - 100.0%			$ 26,761,696
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of July 31, 2025 is $18,090,663.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f) (g)
The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
The investment, or a portion of, is a holding of Nicholas Crypto Income Cayman Subsidiary, a wholly-owned subsidiary of the Nicholas Crypto Income ETF.

Nicholas Crypto Income ETF
Consolidated Schedule of Written Options
July 31, 2025 (Unaudited)

WRITTEN OPTIONS - (3.3)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.5)%
Fidelity Wise Origin Bitcoin Fund, Expiration: 08/01/2025; Exercise Price: $103.00	$ (4,786,480)	(470)	$ (18,800)
iShares Ethereum Trust ETF, Expiration: 08/08/2025; Exercise Price: $30.00	(3,135,143)	(1,109)	(52,678)
MBTX, Expiration: 08/15/2025; Exercise Price: $290.00	(4,446,498)	(161)	(48,300)
Total Call Options			(119,778)

Put Options - (2.8)%
BitMine Immersion Technologies, Inc., Expiration: 08/15/2025; Exercise Price: $40.00	(356,792)	(103)	(80,340)
Block, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $79.00	(958,024)	(124)	(24,180)
Expiration: 08/08/2025; Exercise Price: $78.00	(193,150)	(25)	(11,000)
Circle Internet Group, Inc., Expiration: 08/08/2025; Exercise Price: $190.00	(623,968)	(34)	(37,400)
Coinbase Global, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $400.00	(1,019,952)	(27)	(72,158)
Expiration: 08/08/2025; Exercise Price: $375.00	(415,536)	(11)	(16,335)
Galaxy Digital, Inc.		–	$–
Expiration: 08/08/2025; Exercise Price: $31.00	(707,534)	(249)	(94,620)
Expiration: 08/08/2025; Exercise Price: $28.00	(804,145)	(283)	(52,355)
Hut 8 Corp.		–	$–
Expiration: 08/01/2025; Exercise Price: $20.50	(125,257)	(59)	(797)
Expiration: 08/08/2025; Exercise Price: $20.00	(1,029,655)	(485)	(26,917)
MARA Holdings, Inc.		–	$–
Expiration: 08/08/2025; Exercise Price: $17.50	(509,736)	(317)	(50,878)
Expiration: 08/08/2025; Exercise Price: $16.50	(532,248)	(331)	(28,466)
MicroStrategy, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $420.00	(522,418)	(13)	(26,260)
Expiration: 08/01/2025; Exercise Price: $410.00	(482,232)	(12)	(15,330)
NVIDIA Corp.		–	$–
Expiration: 08/01/2025; Exercise Price: $175.00	(1,031,646)	(58)	(4,031)
Expiration: 08/08/2025; Exercise Price: $180.00	(142,296)	(8)	(3,840)
Riot Platforms, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $15.50	(147,510)	(110)	(24,365)
Expiration: 08/01/2025; Exercise Price: $15.00	(576,630)	(430)	(77,185)
Expiration: 08/01/2025; Exercise Price: $13.50	(457,281)	(341)	(21,654)
Expiration: 08/08/2025; Exercise Price: $14.00	(172,989)	(129)	(15,286)
Robinhood Markets, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $103.00	(226,710)	(22)	(3,806)
Expiration: 08/08/2025; Exercise Price: $104.00	(1,092,330)	(106)	(43,195)
Taiwan Semiconductor Manufacturing Co. Ltd.		–	$–
Expiration: 08/01/2025; Exercise Price: $240.00	(362,430)	(15)	(1,935)
Expiration: 08/08/2025; Exercise Price: $245.00	(724,860)	(30)	(19,275)
Total Put Options			(751,608)
TOTAL WRITTEN OPTIONS (Premiums received $990,836)			$ (871,386)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Nicholas Crypto Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 13,298,478	$ –	$ –	$ 13,298,478
Exchange Traded Funds	4,829,318	–	–	4,829,318
Purchased Options	–	3,886,017	–	3,886,017
Money Market Funds	5,378,827	–	–	5,378,827
Total Investments	$ 23,506,623	$ 3,886,017	$ –	$ 27,392,640

Liabilities:
Investments:
Written Options	$ –	$ (871,386)	$ –	$ (871,386)
Total Investments	$ –	$ (871,386)	$ –	$ (871,386)

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.